Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As discussed in the CD&A, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs realized compensation to the achievement of our financial, operational and strategic objectives and to align our executive pay with changes in the value of our stockholders investments. We have identified Net Debt as our Company-Selected Measure that represents, in our view, the most important financial measure used to link Compensation Actually Paid ("CAP") to our performance in 2022. We believe our debt levels are important to our stockholders and our ability to reduce those debt levels is through generating higher cash flows and our focus on efficient operations. The following sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations for the fiscal years 2022, 2021, 2020:

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)(4)	Average Summary Compensation Table for Remaining NEOs(3)	Average Compensation Actually Paid to Remaining NEOs(2)(4)	Value of Fixed $100 Investment Based on:		Stated in millions
					Total Stockholder Return	Peer Group Total Stockholder Return(5)	Net Income (Loss)(6)	Net Debt(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$ 7,930,872	$ 20,623,893	$ 2,658,371	$ 7,195,488	$ 518	$ 229	$ 1,183	$1,869
2021	$ 7,542,954	$ 29,861,807	$ 2,853,780	$ 10,803,072	$ 368	$ 159	$ 412	$2,736
2020	$ 6,704,788	$ 12,846,337	$ 2,755,736	$ 5,106,097	$ 138	$ 86	$ (712)	$3,115
(1)

The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Ventura in the Summary Compensation Table ("SCT") as reflected on page 51.

(2)

The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation paid to our CEO (or other NEOs) during the applicable year, but include (i) the year-end value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited or through the end of the reported fiscal year.

(3)

Reflects compensation for our remaining NEOs, other than our CEO.

(4)

Time-vested restricted stock grant fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vesting. TSR-PSUs fair values are calculated using a Monte Carlo simulation model as of the applicable year-end date or as of each date of vesting. Performance-Based Internal metrics fair value is calculated using the stock price as of the applicable year end multiplied by the probability of acheivement as of each such date.

(5)

Reflects cumulative total stockholder return for our Peer Group as described on page 38 of this proxy and assumes an initial investment of $100 on December 31, 2019.

(6)

Reflects net income (loss) in the Company's Consolidated Statements of Operations included in the Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.

(7)

Net debt is defined as total debt less cash on hand.

Column (c). To calculate the amounts in “Compensation Actually Paid to CEO” or “CAP” column in the table above, the following amounts were deducted from or added to (as applicable) to our CEO’s total compensation as reported in the Summary Compensation Table (SCT):

	SCT for CEO	Reported Value of Equity Awards for CEO(1)	Equity Award Adjustments for CEO(2)	Compensation Actually Paid to CEO
2022	$7,930,872	$(5,799,964)	$18,492,985	$20,623,893
2021	$7,542,954	$(4,799,996)	$27,118,849	$29,861,807
2020	$6,704,788	$(3,922,995)	$10,064,544	$12,846,337
(1)

Represents the grant date fair value of equity awards granted to our CEO as reported in the “Stock Awards” column in the SCT for each year.

(2)

Represents the year-over-year change in the fair value of equity awards to our CEO.

Fair Value of Equity Awards for CEO	2022	2021	2020
As of year-end for awards granted during the year	$6,899,722	$9,397,492	$8,992,765
Year-over-year increase of unvested awards granted in prior years	7,014,919	15,001,036	1,189,549
Increase (decrease) from prior year-end for awards that vested during the year	4,578,344	2,720,321	(117,770)
TOTAL EQUITY AWARD ADJUSTMENTS FOR CEO	$18,492,985	$27,118,849	$10,064,544

Column (e). To calculate the amounts in “Average Compensation Actually Paid to Remaining NEOs” column in the table above, the following amounts were deducted from or added to (as applicable) to our remaining NEOs total compensation as reported in the SCT:

	Average SCT for Remaining NEOs	Average Reported Value of Equity Awards for Remaining NEOs	Average Equity Award Adjustments for Remaining NEOs	Average Compensation Actually Paid to Remaining NEOs
2022	$ 2,658,371	$ (1,749,985)	$ 6,287,102	$ 7,195,488
2021	$ 2,853,780	$ (1,744,995)	$ 9,694,287	$ 10,803,072
2020	$ 2,755,736	$ (1,633,999)	$ 3,984,360	$ 5,106,097

Average Fair Value of Equity Awards for Remaining NEOs	2022	2021	2020
As of year-end for awards granted during the year	$2,132,512	$3,394,488	$3,725,287
Year-over-year increase of unvested awards granted in prior years	2,833,707	5,432,421	292,015
Increase (decrease) from prior year-end for awards that vested during the year	1,320,883	867,378	(32,942)
TOTAL EQUITY AWARD ADJUSTMENTS FOR REMAINING NEOS	$6,287,102	$9,694,287	$3,984,360

Named Executive Officers, Footnote [Text Block]		(1) The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Ventura in the Summary Compensation Table ("SCT") as reflected on page 51.
PEO Total Compensation Amount		$ 7,930,872	$ 7,542,954	$ 6,704,788
PEO Actually Paid Compensation Amount	[1],[2]	$ 20,623,893	29,861,807	12,846,337
Adjustment To PEO Compensation, Footnote [Text Block]

Column (c). To calculate the amounts in “Compensation Actually Paid to CEO” or “CAP” column in the table above, the following amounts were deducted from or added to (as applicable) to our CEO’s total compensation as reported in the Summary Compensation Table (SCT):

	SCT for CEO	Reported Value of Equity Awards for CEO(1)	Equity Award Adjustments for CEO(2)	Compensation Actually Paid to CEO
2022	$7,930,872	$(5,799,964)	$18,492,985	$20,623,893
2021	$7,542,954	$(4,799,996)	$27,118,849	$29,861,807
2020	$6,704,788	$(3,922,995)	$10,064,544	$12,846,337
(1)

Represents the grant date fair value of equity awards granted to our CEO as reported in the “Stock Awards” column in the SCT for each year.

(2)

Represents the year-over-year change in the fair value of equity awards to our CEO.

Fair Value of Equity Awards for CEO	2022	2021	2020
As of year-end for awards granted during the year	$6,899,722	$9,397,492	$8,992,765
Year-over-year increase of unvested awards granted in prior years	7,014,919	15,001,036	1,189,549
Increase (decrease) from prior year-end for awards that vested during the year	4,578,344	2,720,321	(117,770)
TOTAL EQUITY AWARD ADJUSTMENTS FOR CEO	$18,492,985	$27,118,849	$10,064,544

Non-PEO NEO Average Total Compensation Amount	[3]	$ 2,658,371	2,853,780	2,755,736
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 7,195,488	10,803,072	5,106,097
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Column (e). To calculate the amounts in “Average Compensation Actually Paid to Remaining NEOs” column in the table above, the following amounts were deducted from or added to (as applicable) to our remaining NEOs total compensation as reported in the SCT:

	Average SCT for Remaining NEOs	Average Reported Value of Equity Awards for Remaining NEOs	Average Equity Award Adjustments for Remaining NEOs	Average Compensation Actually Paid to Remaining NEOs
2022	$ 2,658,371	$ (1,749,985)	$ 6,287,102	$ 7,195,488
2021	$ 2,853,780	$ (1,744,995)	$ 9,694,287	$ 10,803,072
2020	$ 2,755,736	$ (1,633,999)	$ 3,984,360	$ 5,106,097

Average Fair Value of Equity Awards for Remaining NEOs	2022	2021	2020
As of year-end for awards granted during the year	$2,132,512	$3,394,488	$3,725,287
Year-over-year increase of unvested awards granted in prior years	2,833,707	5,432,421	292,015
Increase (decrease) from prior year-end for awards that vested during the year	1,320,883	867,378	(32,942)
TOTAL EQUITY AWARD ADJUSTMENTS FOR REMAINING NEOS	$6,287,102	$9,694,287	$3,984,360

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		CAP Versus Total Stockholder Return
Compensation Actually Paid vs. Net Income [Text Block]		Over the three year period from 2020 to 2022, our TSR was trending in a similar manner as the TSR for our peer group but for all years, our TSR outpaced that of our peers. CAP Versus Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure [Text Block]		CAP Versus Net Debt
Tabular List [Table Text Block]

The following table identifies the five most important financial and non-financial measures used by our Compensation Committee to link the "Compensation Actually Paid" to our CEO and other NEOs in 2022. The role of each of these performance measures is more fully discussed in the CD&A starting on page 31 of this proxy statement.

Cash Unit Costs
Return on Average Capital Employed
Drilling and Completion Costs per foot
Drilling Rate of Return
Net Debt
Emissions Performance

Total Shareholder Return Amount		$ 518	368	138
Net Income (Loss)	[4]	$ 1,183,000,000	$ 412,000,000	$ (712,000,000)
Company Selected Measure Amount	[5]	1,869,000,000	2,736,000,000	3,115,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Cash Unit Costs
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Return on Average Capital Employed
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Drilling and Completion Costs per foot
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Drilling Rate of Return
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Net Debt
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Emissions Performance
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,799,964)	$ (4,799,996)	$ (3,922,995)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,492,985	27,118,849	10,064,544
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,899,722	9,397,492	8,992,765
PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,014,919	15,001,036	1,189,549
PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,578,344	2,720,321	(117,770)
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,749,985)	(1,744,995)	(1,633,999)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,287,102	9,694,287	3,984,360
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,132,512	3,394,488	3,725,287
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,833,707	5,432,421	292,015
Non-PEO NEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,320,883	867,378	(32,942)
Dow Jones U S Building Material And Fixtures Index [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	[6]	$ 229	$ 159	$ 86

[1]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation paid to our CEO (or other NEOs) during the applicable year, but include (i) the year-end value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited or through the end of the reported fiscal year.
[2]	Time-vested restricted stock grant fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vesting. TSR-PSUs fair values are calculated using a Monte Carlo simulation model as of the applicable year-end date or as of each date of vesting. Performance-Based Internal metrics fair value is calculated using the stock price as of the applicable year end multiplied by the probability of acheivement as of each such date.
[3]	Reflects compensation for our remaining NEOs, other than our CEO.
[4]	Reflects net income (loss) in the Company's Consolidated Statements of Operations included in the Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
[5]	Net debt is defined as total debt less cash on hand.
[6]	Reflects cumulative total stockholder return for our Peer Group as described on page 38 of this proxy and assumes an initial investment of $100 on December 31, 2019.